Document and Entity Information	Jan. 26, 2023
Cover [Abstract]
Entity Registrant Name	CIENA CORP
Amendment Flag	false
Entity Central Index Key	0000936395
Current Fiscal Year End Date	--10-29
Document Type	8-K
Document Period End Date	Jan. 26, 2023
Entity File Number	001-36250
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	23-2725311
Entity Address, Address Line One	7035 Ridge Road
Entity Address, City or Town	Hanover
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21076
City Area Code	(410)
Local Phone Number	694-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CIEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false